Net Loss Per Share (Details) - Schedule of shares outstanding were excluded from the calculation of diluted net loss per ordinary share - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net Loss Per Share (Details) - Schedule of shares outstanding were excluded from the calculation of diluted net loss per ordinary share [Line Items]
Shares issuable upon exercise of share options					18,281,198	8,108,700	8,974,799
Shares issuable upon vesting of non-vested shares	98,094		33,093	365,484	72,122	4,712,098	6,292,521
Shares issuable upon conversion of Series						2,613,042	31,357,306
Shares issuable upon conversion of noncontrolling interests of a subsidiary					17,253,182	17,253,182	10,849,317
Shares issuable upon conversion of Series B1 Preferred [Member]
Net Loss Per Share (Details) - Schedule of shares outstanding were excluded from the calculation of diluted net loss per ordinary share [Line Items]
Shares issuable upon conversion of Series						1,304,117	15,649,083
Shares issuable upon conversion of Series B2 Preferred [Member]
Net Loss Per Share (Details) - Schedule of shares outstanding were excluded from the calculation of diluted net loss per ordinary share [Line Items]
Shares issuable upon conversion of Series	7,153,219	8,545,490	8,076,300	8,545,490	8,545,490	8,545,490	8,545,490
Shares issuable upon conversion of Series C1 Preferred [Member]
Net Loss Per Share (Details) - Schedule of shares outstanding were excluded from the calculation of diluted net loss per ordinary share [Line Items]
Shares issuable upon conversion of Series	6,398,475	26,757,258	19,896,422	26,757,258	26,757,258	24,527,400
Shares issuable upon conversion of Series C2 Preferred [Member]
Net Loss Per Share (Details) - Schedule of shares outstanding were excluded from the calculation of diluted net loss per ordinary share [Line Items]
Shares issuable upon conversion of Series	4,842,260	20,249,450	15,057,284	20,249,450	20,249,450	18,561,830
Shares issuable upon conversion of Series EEL/D1 Preferred [Member]
Net Loss Per Share (Details) - Schedule of shares outstanding were excluded from the calculation of diluted net loss per ordinary share [Line Items]
Shares issuable upon conversion of Series	5,335,362	22,311,516	16,590,614	22,311,516	22,311,516	22,311,516	22,311,516
Shares issuable upon conversion of Series D2 Preferred [Member]
Net Loss Per Share (Details) - Schedule of shares outstanding were excluded from the calculation of diluted net loss per ordinary share [Line Items]
Shares issuable upon conversion of Series	1,606,919	6,719,845	4,996,808	6,719,845	6,719,845	6,719,845	2,738,213